Private Placement (Details) - USD ($)			4 Months Ended	9 Months Ended
	Nov. 28, 2020	Nov. 27, 2020	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Proceeds from issuance of warrants			$ 8,900,000
Private placement warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	8,900,000	8,900,000		8,900,000
Warrant Issue Price				$ 1.00
Shares issuable per warrant		1		1
Exercise price of warrants		$ 1.00		$ 1.00
Proceeds from issuance of warrants	$ 8,900,000	$ 8,900,000		$ 8,900,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50		$ 11.50